Other Long-Term Assets (Tables)	12 Months Ended
Dec. 31, 2025
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Composition of other long term assets table explanatory
The composition of other long-term assets is shown below:

		December 31	December 31

(in thousands)	Note	2025	2024

Intangible assets		$1,120	$1,503

Debt issue costs-Revolving Facility	17.1	4,702	5,101

Refundable deposit-777 PMPA		10,163	9,413

Subscription rights		-	3,114

Other		542	2,485

Total other long-term assets		$16,527	$21,616